BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 208,536	$ 535,946
Prepaid income taxes	95,275	0
Prepaid expenses	3,966	52,295
Total Current Assets	307,777	588,241
Investments held in Trust Account	215,385,757	212,916,691
TOTAL ASSETS	215,693,534	213,504,932
Current Liabilities
Accounts payable and accrued expenses	334,619	201,392
Income taxes payable	0	555,449
Total Current Liabilities	334,619	756,841
Deferred underwriting fees	7,280,000	7,280,000
Total Liabilities	7,614,619	8,036,841
Commitments and Contingencies
Common stock subject to possible redemption, $0.0001 par value; 20,106,823 and 19,848,325 shares as of December 31, 2019 and 2018, respectively (at redemption value of $10.10 per share)	203,078,914	200,468,083
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding as of December 31, 2019 and 2018	0	0
Additional paid-in capital	711,409	3,322,214
Retained earnings	4,288,003	1,677,179
Total Stockholders' Equity	5,000,001	5,000,008
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	215,693,534	213,504,932
Common Class A [Member]
Stockholders' Equity:
Common Stock, Value, Issued	69	95
Common Class B [Member]
Stockholders' Equity:
Common Stock, Value, Issued	$ 520	$ 520